Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,683,369,242.22	41,794		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.604%		December 15, 2025
Class A-2a Notes	$407,800,000.00	4.59%		October 15, 2027
Class A-2b Notes	$125,000,000.00	4.72654%	*	October 15, 2027
Class A-3 Notes	$532,800,000.00	4.61%		August 15, 2029
Class A-4 Notes	$104,400,000.00	4.66%		September 15, 2030
Class B Notes	$47,370,000.00	4.88%		September 15, 2030
Class C Notes	$31,570,000.00	0.00%		May 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.32%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,530,888.58

Principal:
Principal Collections	$31,942,194.16
Prepayments in Full	$14,038,047.85
Liquidation Proceeds	$90,433.41
Recoveries	$0.00
Sub Total	$46,070,675.42
Collections	$52,601,564.00

Purchase Amounts:
Purchase Amounts Related to Principal	$110,481.30
Purchase Amounts Related to Interest	$556.79
Sub Total	$111,038.09

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$52,712,602.09

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	3
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$52,712,602.09
Servicing Fee	$1,322,567.08	$1,322,567.08	$0.00	$0.00	$51,390,035.01
Interest - Class A-1 Notes	$1,016,634.13	$1,016,634.13	$0.00	$0.00	$50,373,400.88
Interest - Class A-2a Notes	$1,559,835.00	$1,559,835.00	$0.00	$0.00	$48,813,565.88
Interest - Class A-2b Notes	$557,994.31	$557,994.31	$0.00	$0.00	$48,255,571.57
Interest - Class A-3 Notes	$2,046,840.00	$2,046,840.00	$0.00	$0.00	$46,208,731.57
Interest - Class A-4 Notes	$405,420.00	$405,420.00	$0.00	$0.00	$45,803,311.57
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,803,311.57
Interest - Class B Notes	$192,638.00	$192,638.00	$0.00	$0.00	$45,610,673.57
Second Priority Principal Payment	$4,234,513.23	$4,234,513.23	$0.00	$0.00	$41,376,160.34
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$41,376,160.34
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$41,376,160.34
Regular Principal Payment	$229,570,035.08	$41,376,160.34	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$52,712,602.09

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$4,234,513.23
Regular Principal Payment					$41,376,160.34
Total					$45,610,673.57

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$45,610,673.57	$138.21	$1,016,634.13	$3.08	$46,627,307.70	$141.29
Class A-2a Notes	$0.00	$0.00	$1,559,835.00	$3.83	$1,559,835.00	$3.83
Class A-2b Notes	$0.00	$0.00	$557,994.31	$4.46	$557,994.31	$4.46
Class A-3 Notes	$0.00	$0.00	$2,046,840.00	$3.84	$2,046,840.00	$3.84
Class A-4 Notes	$0.00	$0.00	$405,420.00	$3.88	$405,420.00	$3.88
Class B Notes	$0.00	$0.00	$192,638.00	$4.07	$192,638.00	$4.07
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$45,610,673.57	$28.89	$5,779,361.44	$3.66	$51,390,035.01	$32.55

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$233,804,548.31	0.7084986	$188,193,874.74	0.5702845
Class A-2a Notes	$407,800,000.00	1.0000000	$407,800,000.00	1.0000000
Class A-2b Notes	$125,000,000.00	1.0000000	$125,000,000.00	1.0000000
Class A-3 Notes	$532,800,000.00	1.0000000	$532,800,000.00	1.0000000
Class A-4 Notes	$104,400,000.00	1.0000000	$104,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,482,744,548.31	0.9390759	$1,437,133,874.74	0.9101890

Pool Information
Weighted Average APR	4.799%	4.805%
Weighted Average Remaining Term	55.57	54.77
Number of Receivables Outstanding	40,666	40,042
Pool Balance	$1,587,080,492.85	$1,540,734,275.29
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,489,812,689.86	$1,446,940,035.08
Pool Factor	0.9428000	0.9152682

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,368.57
Yield Supplement Overcollateralization Amount	$93,794,240.21
Targeted Overcollateralization Amount	$125,373,188.77
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$103,600,400.55

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,368.57
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,368.57
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,368.57

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	3
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		67	$165,060.84
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$165,060.84
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1248%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			0.0002%
Prior Collection Period			0.0180%
Current Collection Period			0.1267%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		151	$189,520.79
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$189,520.79
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0113%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,255.10
Average Net Loss for Receivables that have experienced a Realized Loss			$1,255.10

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.51%	171	$7,852,249.20
61-90 Days Delinquent	0.10%	29	$1,479,412.12
91-120 Days Delinquent	0.01%	4	$223,822.26
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.62%	204	$9,555,483.58

Repossession Inventory:
Repossessed in the Current Collection Period		11	$676,049.56
Total Repossessed Inventory		13	$801,314.56

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0000%
Prior Collection Period			0.0516%
Current Collection Period			0.0824%
Three Month Average			0.0447%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1105%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	3

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	106	$4,938,553.30
2 Months Extended	136	$6,843,066.47
3+ Months Extended	18	$1,080,685.99

Total Receivables Extended	260	$12,862,305.76

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer